As filed with the Securities and Exchange Commission
                              on February 27, 2001

                                                       Registration Nos. 2-99810
                                                                       811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
      Pre-Effective Amendment                                                [ ]
      Post-Effective Amendment No. 45                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
      Amendment No. 43                                                       [X]

                       (Check appropriate box or boxes.)

                              THE PBHG FUNDS, INC.
               (Exact name of registrant as specified in charter)


                            1400 LIBERTY RIDGE DRIVE
                            WAYNE, PENNSYLVANIA 19087
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                            1400 LIBERTY RIDGE DRIVE
                            WAYNE, PENNSYLVANIA 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq.        and to               John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                       1400 Liberty ridge Drive
  Philadelphia, PA 19103-7599                              Wayne, PA 19087
       (215) 864-8600                                      (610) 647-4100




Approximate Date of
Proposed Public Offering:  March 13, 2001


It is proposed that this filing will become effective (check appropriate box)

| | immediately  upon filing  pursuant to  paragraph  (b)
|X| on March 13, 2001 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph  (a)(1)
| | on __________ pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on __________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Part A -- Prospectus. The Prospectus is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 42 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 15, 2000.

Part B -- Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 42 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 15, 2000.


Part C -- Other Information. All Items under Other Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 42 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 15, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 45 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 27 day of February, 2001.

                                        THE PBHG FUNDS, INC.
                                                       Registrant

                                        By:      /s/ Harold J. Baxter
                                                 ------------------------------
                                                 Harold J. Baxter
                                                 Chairman and Director

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                        TITLE                                       DATE


/s/ Harold J. Baxter                             Chairman and Director                        February 27, 2001
-----------------------                                                             ---------------------------
Harold J. Baxter

           *                                     Director                                     February 27, 2001
----------------------                                                              ---------------------------
John R. Bartholdson

           *                                     Director                                     February 27, 2001
----------------------                                                              ---------------------------
Jettie M. Edwards

           *                                     Director                                     February 27, 2001
----------------------                                                              ---------------------------
Albert A. Miller

/s/ Gary L. Pilgrim                              President                                    February 27, 2001
----------------------                                                              ---------------------------
Gary L. Pilgrim

/s/ Lee T. Cummings                              Treasurer, Chief Financial                   February 27, 2001
---------------------                            Officer and Controller             ---------------------------
Lee T. Cummings



                               *        By:      /s/ John M. Zerr
                                                 ----------------------------
                                                 John M. Zerr
                                                 Attorney-in-Fact